Stockholders' Equity (Changes in Number of Shares Issued and Treasury Stock) (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Total Shares Of Common Stock	Mar. 31, 2013 Total Shares Of Common Stock	Mar. 31, 2012 Total Shares Of Common Stock	Mar. 31, 2011 Total Shares Of Common Stock	Mar. 31, 2014 Shares Of Treasury Stock	Mar. 31, 2013 Shares Of Treasury Stock	Mar. 31, 2012 Shares Of Treasury Stock
Stockholders Equity [Line Items]
Number of shares, beginning balance			199,566,770	199,566,770	199,566,770	199,566,770	25,773,688	26,295,390	26,294,819
Purchase of shares							1,458	671	899
Exercise of stock options	(406,318)	(522,297)					(406,318)	(522,297)
Sale of shares								(76)	(328)
Number of shares, ending balance			199,566,770	199,566,770	199,566,770	199,566,770	25,368,828	25,773,688	26,295,390